S000088748 [Member] Investment Strategy - iShares MSCI Global Quality Factor ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the MSCI ACWI Quality Index (the “Underlying Index”), which is based on a traditional market capitalization-weighted parent index, MSCI ACWI Index (the “Parent Index”). The Parent Index includes large- and mid-capitalization equity securities in developed and emerging market countries, as defined by MSCI Inc. (the “Index Provider” or “MSCI”). The Underlying Index seeks to capture the performance of quality growth stocks by identifying stocks within the Parent Index that exhibit higher quality growth characteristics of high return on equity, stable year-over-year earnings growth and low financial leverage.
To construct the Underlying Index, the Index Provider calculates the quality score for each security within the Parent Index using three fundamental variables: return on equity, debt to equity and earnings variability. Securities in the Parent Index with the higher quality scores are selected for inclusion in the Underlying Index by the Index Provider up to a predetermined fixed number of securities for the Underlying Index. At each rebalancing, the qualifying securities are weighted by multiplying each security’s quality score by its weight in the Parent Index and then normalized to 100%.  Additionally, at each rebalance, each individual issuer’s weight in the Underlying Index is capped at 5%.
To reduce turnover and enhance the Underlying Index's stability, the Index Provider applies buffer rules at 20% of the target number of securities the Index Provider seeks to have in the Underlying Index to prioritize existing constituents. When selecting securities ranked within the 20% above or below the target number by count, the Index Provider will add existing constituents first, followed by eligible securities from the Parent Index in order of quality score, as needed, until the target number of securities is reached. The target number of securities may change depending on the number of securities the Index Provider aims to reach for the Underlying Index. Between rebalances, constituent weights may exceed these constraints due to fluctuations in market value, corporate actions or other events that change index composition. The Underlying Index is rebalanced semi-annually.
 As of August 31, 2025, the Underlying Index consisted of securities from the following countries or regions: Australia, Austria, Belgium, Brazil, Canada, China, Denmark, Egypt, Finland, France, Germany, Greece, Hong Kong, Hungary, India, Indonesia, Israel, Italy, Japan, Malaysia, Mexico, the Netherlands, Norway, Peru, the Philippines, Poland, Saudi Arabia, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, Turkey, the United Arab Emirates, the United Kingdom (the “U.K.”) and the U.S. (together, the “ACWI countries”). As of August 31, 2025, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund generally will invest at least 80% of its assets in the component securities of its Underlying Index and in investments that have economic characteristics that are substantially identical to the component securities of its Underlying Index (i.e., depositary receipts representing securities of the Underlying Index) and may invest up to 20% of its assets in certain futures, options and swap contracts, cash and cash equivalents, including shares of money market funds advised by BFA or its affiliates, as well as in securities not included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by MSCI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.